Other Income, Gain and Loss - Summary of Other Income, Gain and Loss (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2009 CNY (¥)
Analysis of income and expense [abstract]
Insurance compensation income	¥ 3,311,000	$ 509
Number of insurers	3	3
Grant received from the PRC government			¥ 15,000,000